As filed with the Securities and Exchange Commission on August 27, 2015.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04980

TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Patrick W. Dennis, Assistant Secretary, 865 South Figueroa Street, Los Angeles, CA 900171

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record

Fund Name	Company Name	Meeting Date	Meeting Type	Ticker	Security ID	Agenda Item Description	Agenda Item Description	Proponent	Management Recommendation	Vote Cast	For/Against Management	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	1	Elect Robert M. Couch	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	2	Elect Morris A. Davis	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	3	Elect Randy E. Dobbs	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	4	Elect Larry K. Harvey	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	5	Elect Prue B. Larocca	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	6	Elect Alvin N. Puryear	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	7	Elect Malon Wilkus	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	8	Elect John R. Erickson	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	9	Elect Samuel A. Flax	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	American Capital Agency Corp.	20150421	Annual	AGNC	02503X105	10	Ratification of Auditor	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	BlackRock Build America Bond Trust	20140730	Annual	BBN	09248X100	1.1	Elect Paul L. Audet	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	BlackRock Build America Bond Trust	20140730	Annual	BBN	09248X100	1.2	Elect Michael J. Castellano	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	BlackRock Build America Bond Trust	20140730	Annual	BBN	09248X100	1.3	Elect R. Glenn Hubbard	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	BlackRock Build America Bond Trust	20140730	Annual	BBN	09248X100	1.4	Elect W. Carl Kester	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.1	Elect Hillary E. Ackermann	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.2	Elect Paul M. Barbas	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.3	Elect Robert C. Flexon	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.4	Elect Richard Lee Kuersteiner	Mgmt	For	For	For	Voted

TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.5	Elect Jeffrey S. Stein	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.6	Elect John R. Sult	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	1.7	Elect Pat Wood III	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For	Voted
TCW Strategic Income Fund, Inc.	Dynegy Inc.	20150603	Annual	DYN	26817R108	3	Ratification of Auditor	Mgmt	For	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ David DeVito
David DeVito
President and Chief Executive Officer

Date: August 27, 2015